CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit0 [Member]	Accumulated other comprehensive income (loss) [Member]	Non-controlling interest (deficit) [Member]
Balance at Dec. 31, 2010	$ 303,187	$ 327,668	$ (3,908)	$ 16,926	$ (33,167)	$ (5,471)	$ 1,139
Balance (in shares) at Dec. 31, 2010		31,222,786	643,042
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,787)			(796)		42	(1,033)
Stock option exercises (note 24) (in shares)		83,906
Stock option exercises (note 24)	519	772		(253)
Stock-based compensation (note 24)	6,449			6,449
Purchase of treasury shares for RSU distribution (in shares)			613,638
Purchase of treasury shares for RSU distribution	(4,472)		(4,472)
Distribution of vested RSUs (in shares)			379,121
Distribution of vested RSUs			2,239	(2,239)
Net earnings (loss)	(29,372)				(29,315)		(57)
Foreign currency translation adjustments, net of tax	(2,620)					(2,571)	(49)
Balance at Dec. 31, 2011	271,904	328,440	(6,141)	20,087	(62,482)	(8,000)	0
Balance (in shares) at Dec. 31, 2011		31,306,692	877,559
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23) (in shares)		(800,000)
Common share cancellation (note 23)	(6,312)	(6,312)
Stock option exercises (note 24) (in shares)		85,051
Stock option exercises (note 24)	436	637		(201)
Stock-based compensation (note 24)	6,713			6,713
Purchase of treasury shares for RSU distribution (in shares)			336,638
Purchase of treasury shares for RSU distribution	(2,489)		(2,489)
Distribution of vested RSUs (in shares)		680	497,884
Distribution of vested RSUs	(4)	5	3,458	(3,467)
Tax benefit from equity awards	71			71
Net earnings (loss)	27,199				27,199
Foreign currency translation adjustments, net of tax	538					538
Balance at Dec. 31, 2012	298,056	322,770	(5,172)	23,203	(35,283)	(7,462)	0
Balance (in shares) at Dec. 31, 2012	30,592,423	30,592,423	716,313
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23) (in shares)		(510,439)
Common share cancellation (note 23)	(5,772)	(5,384)			(388)
Stock option exercises (note 24) (in shares)		965,228
Stock option exercises (note 24)	8,106	11,853		(3,747)
Stock-based compensation (note 24)	9,347			9,347
Purchase of treasury shares for RSU distribution (in shares)			270,265
Purchase of treasury shares for RSU distribution	(3,433)		(3,433)
Distribution of vested RSUs (in shares)		50,632	479,431
Distribution of vested RSUs	(408)	389	3,468	(4,265)
Tax benefit from equity awards	1,458			1,458
Net earnings (loss)	55,038				55,038
Foreign currency translation adjustments, net of tax	604					604
Balance at Dec. 31, 2013	$ 362,996	$ 329,628	$ (5,137)	$ 25,996	$ 19,367	$ (6,858)	$ 0
Balance (in shares) at Dec. 31, 2013	31,097,844	31,097,844	507,147